LEASES - Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of lease cost
Finance lease cost:- Amortization of right-of-use assets	¥ 423,075	¥ 222,101
Finance lease cost:- Interest on lease liabilities	465,692	299,511
Operating lease cost	195,869	100,469
Short-term lease cost	19,987	5,004
Variable lease cost	(55,599)
Total lease cost	1,049,024	¥ 627,085
Lease concessions granted	55,188
Variable lease cost (credit) recognized for certain finance leases with floating interest rate	¥ 411